Stockholders' Equity (The Black-Scholes Pricing Model With The Following Assumptions For Awards To Employees And Non-Employees) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (Minimum)	1.10%	0.73%
Risk-free interest rate (Maximum)	1.70%	1.43%
Estimated dividend yield	0.00%	0.00%
Volatility (Minimum)	126.71%	26.45%
Volatility (Maximum)	130.08%	128.16%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 6 months	6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years	5 years